Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2016	207,105
2017	88,658
2018	45,698
2019	24,860
2020	9,226
Later fiscal years	13,794

Total	389,341

Changes in Product Warranty Liability

The changes in product warranty liability for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Balance at beginning of the fiscal year	67,860	66,776	79,718
Additional liabilities for warranties	55,880	83,959	87,902
Settlements (in cash or in kind)	(55,327)	(72,230)	(78,356)
Changes in estimate for pre-existing warranty reserve	(8,198)	(6,070)	(13,731)
Translation adjustment	6,561	7,283	(404)

Balance at end of the fiscal year	66,776	79,718	75,129